Derivatives and Hedging Instruments	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedging Instruments
Derivatives and Hedging Instruments
Derivatives Designated as Hedging Instruments
Net Investment Hedges. The Company is exposed to the impact of foreign exchange rate fluctuations on its investments in foreign subsidiaries whose functional currencies are other than the U.S. dollar. In order to mitigate the impact of foreign currency exchange rates, the Company has entered into various foreign currency loans which are designated as hedges against the Company's net investment in foreign subsidiaries. As of December 31, 2016 and 2015, the total principal amount of foreign currency loans, which were designated as net investment hedges, was $646,219,000 and $411,881,000, respectively. In March 2016, the Company began using foreign exchange forward contracts to hedge against the effect of foreign exchange rate fluctuations on a portion of its net investment in the foreign subsidiaries. For a net investment hedge, changes in the fair value of the hedging instrument designated as a net investment hedge, except the ineffective portion and forward points, are recorded as a component of other comprehensive income in the consolidated balance sheet.
The Company recorded net foreign exchange gains of $45,505,000 and $4,484,000, net of amounts reclassified to gain on sale of discontinued operations, in other comprehensive income (loss) for the years ended December 31, 2016 and 2015, respectively. The Company recorded no ineffectiveness from its net investment hedges for the years ended December 31, 2016 and 2015.
Cash Flow Hedges. The Company hedges its foreign currency translation exposure for forecasted revenues and expenses in its EMEA region between the U.S. dollar and the British Pound, Euro and Swiss Franc. The foreign currency forward and option contracts that the Company uses to hedge this exposure are designated as cash flow hedges under the accounting standard for derivatives and hedging. The Company also uses purchased collar options to manage a portion of its exposure to foreign currency exchange rate fluctuations, where the Company writes a foreign currency call option and purchases a foreign currency put option. When two or more derivative instruments in combination are jointly designated as a cash flow hedging instrument, they are treated as a single instrument.
Effective January 1, 2015, the Company began to enter into intercompany hedging instruments (“intercompany derivatives”) with a wholly-owned subsidiary of the Company in order to hedge certain forecasted revenues and expenses denominated in currencies other than the U.S. dollar. Simultaneously, the Company enters into derivative contracts with unrelated third parties to externally hedge the net exposure created by such intercompany derivatives.
The following disclosure is prepared on a consolidated basis. Assets and liabilities resulting from intercompany derivatives have been eliminated in consolidation. As of December 31, 2016, the Company's cash flow hedge instruments had maturity dates ranging from January 2017 to November 2018 as follows (in thousands):

	Notional Amount	Fair Value (1)	Accumulated Other Comprehensive Income (Loss) (2)(3)
Derivative assets	$545,638	$44,570	$42,634
Derivative liabilities	42,207	(1,815)	(1,453)
	$587,845	$42,755	$41,181
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(1)	All derivative assets related to cash flow hedges are included in the consolidated balance sheets within other current assets, other assets, other current liabilities and other liabilities.

(2)	Included in the consolidated balance sheets within accumulated other comprehensive income (loss).

(3)
The Company recorded a net gain of $31,896 within accumulated other comprehensive income (loss) relating to cash flow hedges that will be reclassified to revenue and expenses as they mature over the next 12 months.

As of December 31, 2015, the Company's cash flow hedge instruments had maturity dates ranging from January 2016 to December 2017 as follows (in thousands):

	Notional Amount	Fair Value (1)	Accumulated Other Comprehensive Income (Loss) (2)(3)
Derivative assets	$367,330	$16,027	$34,578
Derivative liabilities	47,447	(813)	(19,709)
	$414,777	$15,214	$14,869
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(1)	All derivative assets related to cash flow hedges are included in the consolidated balance sheets within other current assets, other assets, other current liabilities and other liabilities.

(2)	Included in the consolidated balance sheets within accumulated other comprehensive income (loss).

(3)
The Company recorded a net gain of $12,940 within accumulated other comprehensive income (loss) relating to cash flow hedges that will be reclassified to revenue and expenses as they mature over the next 12 months.

During the years ended December 31, 2016 and 2015, the ineffective and excluded portions of cash flow hedges recognized in other income (expense) were not significant. During the year ended December 31, 2016, the amount of net gains reclassified from accumulated other comprehensive income (loss) to revenues was $38,427,000 and the amount of net losses reclassified from accumulated other comprehensive income (loss) to operating expenses were $19,908,000. During the year ended December 31, 2015, the amount of net gains reclassified from accumulated other comprehensive income (loss) to revenues was $27,973,000 and the amount of net losses reclassified from accumulated other comprehensive income (loss) to operating expenses was $6,256,000. During the year ended December 31, 2014, the amount of net gains reclassified from accumulated other comprehensive income (loss) to revenues was $4,332,000 and the amount of net losses reclassified from accumulated other comprehensive income (loss) to operating expenses was not significant.
Derivatives Not Designated as Hedging Instruments
Embedded Derivatives. The Company is deemed to have foreign currency forward contracts embedded in certain of the Company’s customer agreements that are priced in currencies different from the functional or local currencies of the parties involved. These embedded derivatives are separated from their host contracts and carried on the Company’s balance sheet at their fair value. The majority of these embedded derivatives arise as a result of the Company’s foreign subsidiaries pricing their customer contracts in the U.S. dollar. Gains and losses on these embedded derivatives are included within revenues in the Company’s consolidated statements of operations. During the years ended December 31, 2016 and 2015, the gain or loss associated with these embedded derivatives was insignificant. During the year ended December 31, 2014, the Company recognized a net gain of $3,807,000 associated with these embedded derivatives.
Economic Hedges of Embedded Derivatives. The Company uses foreign currency forward contracts to help manage the foreign exchange risk associated with the Company’s customer agreements that are priced in currencies different from the functional or local currencies of the parties involved (“economic hedges of embedded derivatives”). Foreign currency forward contracts represent agreements to exchange the currency of one country for the currency of another country at an agreed-upon price on an agreed-upon settlement date. Gains and losses on these contracts are included in revenues along with gains and losses of the related embedded derivatives. The Company entered into various economic hedges of embedded derivatives during the years ended December 31, 2016, 2015 and 2014. The Company recognized a net gain of $2,884,000 during the year ended December 31, 2016 and a net loss of $2,287,000 and $2,602,000 during the years ended December 31, 2015 and 2014, respectively.
Foreign Currency Forward and Option Contracts. The Company also uses foreign currency forward and option contracts to manage the foreign exchange risk associated with certain foreign currency-denominated assets and liabilities. As a result of foreign currency fluctuations, the U.S. dollar equivalent values of its foreign currency-denominated assets and liabilities change. Gains and losses on these contracts are included in other income (expense), net, along with the foreign currency gains and losses of the related foreign currency-denominated assets and liabilities associated with these foreign currency forward contracts. The Company entered into various foreign currency forward and option contracts during the years ended December 31, 2016, 2015 and 2014. The Company recognized a net gain of $74,173,000 during the year ended December 31, 2016. The Company recognized a net loss of $24,319,000 during the year ended December 31, 2015 and a net gain of $12,657,000 during the year ended December 31, 2014.
Offsetting Derivative Assets and Liabilities
The following table presents the fair value of derivative instruments recognized in the Company’s consolidated balance sheets as of December 31, 2016 (in thousands):

	Gross Amounts	Gross Amounts Offset in the Consolidated Balance Sheet	Net Consolidated Balance Sheet Amounts(1)	Gross Amounts not Offset in the Consolidated Balance Sheet (2)	Net
Assets:
Designated as hedging instruments:
Cash flow hedges
Foreign currency forward and option contracts	$44,570	$—	$44,570	$(1,815)	$42,755
Net investment hedges
Foreign currency forward contracts	6,930	—	6,930	(3,310)	3,620
	51,500	—	51,500	(5,125)	46,375

Not designated as hedging instruments:
Embedded derivatives	9,745	—	9,745	—	9,745
Foreign currency forward contracts	8,734	—	8,734	(1,873)	6,861
	18,479	—	18,479	(1,873)	16,606
Additional netting benefit	—	—	—	(2,436)	(2,436)
	$69,979	$—	$69,979	$(9,434)	$60,545

Liabilities:
Designated as hedging instruments:
Cash flow hedges
Foreign currency forward and option contracts	$1,815	$—	$1,815	$(1,815)	$—
Net investment hedges
Foreign currency forward contracts	3,525	—	3,525	(3,310)	215
	5,340	—	5,340	(5,125)	215

Not designated as hedging instruments:
Embedded derivatives	1,525	—	1,525	—	1,525
Economic hedges of embedded derivatives	866	—	866	—	866
Foreign currency forward contracts	3,228	—	3,228	(1,873)	1,355
	5,619	—	5,619	(1,873)	3,746
Additional netting benefit	—	—	—	(2,436)	(2,436)
	$10,959	$—	$10,959	$(9,434)	$1,525
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(1)	As presented in the Company’s consolidated balance sheets within other current assets, other assets, other current liabilities and other liabilities.

(2)
The Company enters into master netting agreements with its counterparties for transactions other than embedded derivatives to mitigate credit risk exposure to any single counterparty. Master netting agreements allow for individual derivative contracts with a single counterparty to offset in the event of default.

The following table presents the fair value of derivative instruments recognized in the Company’s consolidated balance sheets as of December 31, 2015 (in thousands):

	Gross Amounts	Gross Amounts Offset in the Consolidated Balance Sheet	Net Consolidated Balance Sheet Amounts(1)	Gross Amounts not Offset in the Consolidated Balance Sheet (2)	Net
Assets:
Designated as hedging instruments:
Foreign currency forward and option contracts	$16,027	$—	$16,027	$(813)	$15,214

Not designated as hedging instruments:
Embedded derivatives	8,926	—	8,926	—	8,926
Economic hedges of embedded derivatives	744	—	744	—	744
Foreign currency forward contracts	43,203	—	43,203	(34,577)	8,626
	52,873	—	52,873	(34,577)	18,296
Additional netting benefit	—	—	—	(9,512)	(9,512)
	$68,900	$—	$68,900	$(44,902)	$23,998

Liabilities:
Designated as hedging instruments:
Foreign currency forward and option contracts	$813	$—	$813	$(813)	$—

Not designated as hedging instruments:
Embedded derivatives	1,772	—	1,772	—	1,772
Economic hedges of embedded derivatives	417	—	417	—	417
Foreign currency forward contracts	76,923	—	76,923	(34,577)	42,346
	79,112	—	79,112	(34,577)	44,535
Additional netting benefit	—	—	—	(9,512)	(9,512)
	$79,925	$—	$79,925	$(44,902)	$35,023
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(1)	As presented in the Company’s consolidated balance sheets within other current assets, other assets, other current liabilities and other liabilities.

(2)
The Company enters into master netting agreements with its counterparties for transactions other than embedded derivatives to mitigate credit risk exposure to any single counterparty. Master netting agreements allow for individual derivative contracts with a single counterparty to offset in the event of default.